Other Financial Instruments and Fair Value Measurements (Details) - USD ($) $ in Millions		Apr. 30, 2017	Apr. 30, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	[1]	$ (4,944.5)	$ (5,146.0)
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities and other investments		47.3	48.8
Derivative financial instruments – net		(12.9)	(1.8)
Long-term debt		(4,944.5)	(5,146.0)
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities and other investments		47.3	48.8
Derivative financial instruments – net		(12.9)	(1.8)
Long-term debt		$ (5,023.8)	$ (5,319.9)

[1]	Represents the carrying amount included in the Consolidated Balance Sheets, which includes the impact of terminated interest rate swaps, offering discounts, and capitalized debt issuance costs.